T. ROWE PRICE Global Consumer Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.2%
Common Stocks 1.2%
MercadoLibre (USD) (1) 758 1,273
Total Argentina (Cost
$1,018
)
1,273
BRAZIL 0.4%
Common Stocks 0.4%
Magazine Luiza  150,035 396
Total Brazil (Cost
$426
)
396
CANADA 0.7%
Common Stocks 0.7%
Shopify, Class A (USD) (1) 535 725
Total Canada (Cost
$618
)
725
CHINA 7.7%
Common Stocks 7.7%
Alibaba Group Holding (HKD) (1) 189,800 3,514
China Mengniu Dairy (HKD)  201,000 1,295
Huazhu Group, ADR (USD) (1) 16,258 746
Li Ning (HKD)  90,000 1,037
Tencent Holdings (HKD)  22,100 1,319
Total China (Cost
$8,515
)
7,911
FRANCE 5.3%
Common Stocks 5.3%
LVMH Moet Hennessy Louis Vuitton  5,184 3,713
Pernod Ricard  7,787 1,717
Total France (Cost
$4,719
)
5,430
GERMANY 1.7%
Common Stocks 1.7%
Delivery Hero (1) 6,437 821

T. ROWE PRICE Global Consumer Fund

Shares/Par $ Value
(Cost and value in $000s)
Zalando (1) 9,656 881
Total Germany (Cost
$1,596
)
1,702
HONG KONG 1.0%
Common Stocks 1.0%
Samsonite International (1) 494,700 1,062
Total Hong Kong (Cost
$852
)
1,062
ITALY 2.1%
Common Stocks 2.1%
Davide Campari-Milano  100,531 1,412
Ferrari (USD)  3,701 774
Total Italy (Cost
$1,629
)
2,186
JAPAN 5.9%
Common Stocks 5.9%
Asics  32,100 734
Istyle (1)(2) 108,000 456
MatsukiyoCocokara  11,400 512
Recruit Holdings  20,100 1,229
Seven & i Holdings  22,500 1,024
Sony Group  18,600 2,065
Total Japan (Cost
$4,415
)
6,020
NETHERLANDS 1.0%
Common Stocks 1.0%
Heineken  9,475 989
Total Netherlands (Cost
$941
)
989
PORTUGAL 0.8%
Common Stocks 0.8%
Jeronimo Martins  42,046 838
Total Portugal (Cost
$718
)
838

T. ROWE PRICE Global Consumer Fund

Shares/Par $ Value
(Cost and value in $000s)
SINGAPORE 1.5%
Common Stocks 1.5%
Sea, ADR (USD) (1) 4,842 1,543
Total Singapore (Cost
$971
)
1,543
SWEDEN 0.7%
Common Stocks 0.7%
Swedish Match  75,415 660
Total Sweden (Cost
$601
)
660
SWITZERLAND 3.9%
Common Stocks 3.9%
Cie Financiere Richemont  11,159 1,157
Nestle  20,249 2,440
On Holding, Acquisition Date: 2/25/20, Cost $73 (USD) (1)(3) 10,000 286
On Holding, Class A (USD) (1) 5,132 155
Total Switzerland (Cost
$3,491
)
4,038
UNITED KINGDOM 4.5%
Common Stocks 4.5%
ASOS (1) 7,233 292
Deliveroo Holdings, Acquisition Date: 5/16/19, Cost $38 (1)(3) 18,400 68
Dr. Martens (1) 83,760 447
Farfetch, Class A (USD) (1) 15,694 588
Next  6,004 661
Unilever (EUR)  36,767 1,986
Whitbread (1) 13,657 607
Total United Kingdom (Cost
$4,746
)
4,649
UNITED STATES 61.6%
Common Stocks 59.6%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $10 (1)(3)
(4) 960 11
Amazon.com (1) 4,875 16,014
Boston Beer, Class A (1) 654 333
Burlington Stores (1) 7,868 2,231
Canva, Acquisition Date: 8/16/21, Cost $90 (1)(3)(4) 53 90

T. ROWE PRICE Global Consumer Fund

Shares/Par $ Value
(Cost and value in $000s)
Capri Holdings (1) 18,606 901
Cedar Fair (1) 22,452 1,041
Chipotle Mexican Grill (1) 917 1,667
Coca-Cola  51,625 2,709
Costco Wholesale  5,936 2,667
Dollar General  6,817 1,446
DraftKings, Class A (1) 11,801 568
elf Beauty (1) 28,979 842
Estee Lauder, Class A  6,935 2,080
Facebook, Class A (1) 3,785 1,285
Figs, Acquisition Date: 10/23/20, Cost $168 (1)(3) 19,684 694
Figs, Class A (1) 4,793 178
Floor & Decor Holdings, Class A (1) 4,702 568
Hilton Worldwide Holdings (1) 12,656 1,672
Home Depot  17,781 5,837
Keurig Dr Pepper  21,818 745
Lululemon Athletica (1) 3,869 1,566
McDonald's  9,063 2,185
MGM Resorts International  22,221 959
Mondelez International, Class A  24,714 1,438
Monster Beverage (1) 12,440 1,105
NIKE, Class B  17,696 2,570
Ollie's Bargain Outlet Holdings (1) 8,827 532
O'Reilly Automotive (1) 1,942 1,187
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $96 (1)(3)(4) 25,556 32
Procter & Gamble  14,751 2,062
RealReal (1) 27,293 360
Starbucks  17,334 1,912
Toast, Acquisition Date: 6/27/18 - 2/14/20, Cost $37 (1)(3) 7,725 367
Toast, Class A (1) 641 32
Warby Parker, Class A (1) 1,900 101
Wayfair, Class A (1) 3,157 807
Wingstop  3,207 526
61,320
Convertible Bonds 0.3%
Rivian Automotive, Acquisition Date: 7/23/21, Cost $269, 0.00%,
7/23/26 (1)(3)(4) 268,714 269
269
Convertible Preferred Stocks 1.7%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $3 (1)(3)(4) 310 4
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $1 (1)(3)(4) 45 —
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $6 (1)(3)(4) 515 6
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $2 (1)
(3)(4) 165 2

T. ROWE PRICE Global Consumer Fund

Shares/Par $ Value
(Cost and value in $000s)
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $104 (1)(3)(4) 3,969 149
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $113 (1)
(3)(4) 3,007 113
Rappi, Series E, Acquisition Date: 9/8/20, Cost $331 (1)(3)(4) 5,539 357
Rent the Runway, Series F, Acquisition Date: 3/21/19,
Cost $27 (1)(3)(4) 1,205 18
Rent the Runway, Series G, Acquisition Date: 4/30/20,
Cost $11 (1)(3)(4) 770 11
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $143 (1)(3)(4) 9,232 656
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $212 (1)(3)(4) 5,757 409
1,725
Total United States (Cost
$51,896
)
63,314
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.05% (5)(6) 1,012 1
Total Short-Term Investments (Cost $1) 1
SECURITIES LENDING COLLATERAL
0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 0.07% (5)(6) 360 4
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 4
Total Securities Lending Collateral (Cost $4) 4
Total Investments in Securities 100.0%
(Cost $87,157) $ 102,741
Other Assets Less Liabilities 0.0% 11
Net Assets 100.0% $ 102,752
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing

T. ROWE PRICE Global Consumer Fund

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(2) All or a portion of this security is on loan at September 30, 2021.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $3,542 and represents 3.4% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Consumer Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 631  ¤  ¤ $ 1
T. Rowe Price Short-Term Fund,
0.07% 212  ¤  ¤ 4
Total $ 5^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5.

T. ROWE PRICE Global Consumer Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Consumer Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Consumer Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Consumer Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Consumer Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2021, totaled $767,000 for the period ended
September 30, 2021.
F31-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 65,930 $ 34,679 $ 133 $ 100,742
Convertible Bonds — — 269 269
Convertible Preferred Stocks — — 1,725 1,725
Short-Term Investments 1 — — 1
Securities Lending Collateral 4 — — 4
Total $ 65,935 $ 34,679 $ 2,127 $ 102,741
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 349 $ (33) $ 90 $ (273) $ 133
Convertible Bonds — — 269 — 269
Convertible Preferred Stocks 786 651 361 (73) 1,725
Total $ 1,135 $ 618 $ 720 $ (346) $ 2,127